Other Non-Current Liabilities - Disclosure Of Detailed Information About Other Non-Current Liabilities Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Equipment Facility	$ 85,858	$ 27,158
Lease liabilities	60,533	20,385
Provision for legal matters	6,395	7,790
Cash-settled share-based payments	5,371	3,046
Other liabilities	13,320	13,156
Other non-current liabilities	$ 171,477	$ 71,535